                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charles E. Jobson

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 028-10514

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Operating Officer/Chief Compliance Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA               November 12, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28- 10018                       Delta Partners, LLC
     --------------------------      --------------------------

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       68

Form 13F Information Table Value Total:   $  29,883
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




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                                                     FORM 13F INFORMATION TABLE







                                                                VALUATION CURRENCY: USD

COLUMN 1                          COLUMN 2      COLUMN 3      COLUMN 4    COLUMN 5               COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                    TITLE         CUSIP         VALUE       SHARES OR              INVESTMENT   MANA-      VOTING
                                  OF            NUMBER        X($1000)    PRINCIPLE  SH/  PUT/   DISCRETION   GERS       AUTHORITY
                                  CLASS                                   AMOUNT     PRN  CALL                           (SHARED)
--------------                    --------      ---------     --------    ---------  ---  ----   ----------   --------   ---------

ATMI INC                          COM           00207R101     $233        15,700     SH          SHARED       NONE       15,700
ACTEL CORP                        COM           004934105     $1,290      80,900     SH          SHARED       NONE       80,900
AMERICAN EAGLE OUTFITTERS         COM           02553E106     $965        64,500     SH          SHARED       NONE       64,500
ARRIS GROUP INC                   COM           04269Q100     $260        26,600     SH          SHARED       NONE       26,600
ASHLAND INC                       COM           044209104     $219         4,500     SH          SHARED       NONE        4,500
BERRY PETROLEUM CO-CLASS A        CL A          085789105     $587        18,500     SH          SHARED       NONE       18,500
BUCKEYE TECHNOLOGIES INC          COM           118255108     $581        39,500     SH          SHARED       NONE       39,500
CIBER INC                         COM           17163B102     $207        68,900     SH          SHARED       NONE       68,900
CABOT OIL & GAS CORP              COM           127097103     $370        12,300     SH          SHARED       NONE       12,300
CAMBREX CORP                      COM           132011107     $250        58,800     SH          SHARED       NONE       58,800
CLEAN HARBORS INC                 COM           184496107     $982        14,500     SH          SHARED       NONE       14,500
COMCAST CORP-CLASS A              CL A          20030N101     $338        18,700     SH          SHARED       NONE       18,700
COMPTON PETROLEUM CORP            COM           204940100     $26         50,000     SH          SHARED       NONE       50,000
COMSTOCK RESOURCES INC            COM NEW       205768203     $564        25,100     SH          SHARED       NONE       25,100
COURIER CORP                      COM           222660102     $273        19,200     SH          SHARED       NONE       19,200
DIME COMMUNITY BANCSHARES         COM           253922108     $139        10,000     SH          SHARED       NONE       10,000
DOUGLAS DYNAMICS INC              COM           25960R105     $247        20,000     SH          SHARED       NONE       20,000
FAIRCHILD SEMICONDUCTOR INTE      COM           303726103     $877        93,300     SH          SHARED       NONE       93,300
FIRST CHESTER COUNTY CORP         COM           31947W100     $85         17,000     SH          SHARED       NONE       17,000
FIRST NIAGARA FINANCIAL GRP       COM           33582V108     $233        20,000     SH          SHARED       NONE       20,000
FISHER COMMUNICATIONS INC         COM           337756209     $384        22,047     SH          SHARED       NONE       22,047
FLUSHING FINANCIAL CORP           COM           343873105     $230        19,900     SH          SHARED       NONE       19,900
GILEAD SCIENCES INC               COM           375558103     $178         5,000     SH          SHARED       NONE        5,000
GREAT LAKES DREDGE & DOCK CO      COM           390607109     $340        58,600     SH          SHARED       NONE       58,600
IXYS CORPORATION                  COM           46600W106     $199        20,800     SH          SHARED       NONE       20,800
JAGUAR MINING INC                 COM           47009M103     $390        60,000     SH          SHARED       NONE       60,000
MARTEN TRANSPORT LTD              COM           573075108     $559        24,100     SH          SHARED       NONE       24,100
MASTEC INC                        COM           576323109     $420        40,700     SH          SHARED       NONE       40,700
OLD NATIONAL BANCORP              COM           680033107     $352        33,500     SH          SHARED       NONE       33,500
OVERSEAS SHIPHOLDING GROUP        COM           690368105     $371        10,800     SH          SHARED       NONE       10,800
PHARMACEUTICAL PRODUCT DEVEL      COM           717124101     $558        22,500     SH          SHARED       NONE       22,500
POWERSECURE INTERNATIONAL IN      COM           73936N105     $262        28,300     SH          SHARED       NONE       28,300
RAYTHEON COMPANY                  COM NEW       755111507     $201         4,400     SH          SHARED       NONE        4,400
SARA LEE CORP                     COM           803111103     $342        25,500     SH          SHARED       NONE       25,500
SEACHANGE INTERNATIONAL INC       COM           811699107     $867       117,000     SH          SHARED       NONE      117,000
SEAGATE TECHNOLOGY                SHS           G7945J104     $418        35,500     SH          SHARED       NONE       35,500
SCHULMAN (A.) INC                 COM           808194104     $568        28,200     SH          SHARED       NONE       28,200
STANDARD MICROSYSTEMS CORP        COM           853626109     $668        29,300     SH          SHARED       NONE       29,300
TTM TECHNOLOGIES                  COM           87305R109     $357        36,500     SH          SHARED       NONE       36,500
TESCO CORP                        COM           88157K101     $183        15,200     SH          SHARED       NONE       15,200
HANOVER INSURANCE GROUP INC/      COM           410867105     $1,269      27,000     SH          SHARED       NONE       27,000
NEWMONT MINING CORP               NTE 3% 2/12 	651639AK2     $432       304,000     PRN         SHARED       NONE      304,000
WYNDHAM WORLDWIDE                 NTE 3.5% 5/12 98310WAC2     $904       400,000     PRN         SHARED       NONE      400,000
ACTUANT CORPORATION               SDCV 2% 11/23 00508XAB0     $574       500,000     PRN         SHARED       NONE      500,000
VORNADO REALTY L.P.               DB 3.875%4/25 929043AC1     $573       500,000     PRN         SHARED       NONE      500,000
FORTUNE BRANDS INC                COM           349631101     $271         5,500            PUT  SHARED       NONE        5,500
CURRENCYSHARES EURO TRUST         EURO SHS      23130C108     $1,086       8,000            PUT  SHARED       NONE        8,000
CURRENCYSHARES JAPANESE YEN       JAPANESE YEN  23130A102     $949         8,000            PUT  SHARED       NONE        8,000
SPDR GOLD TRUST                   GOLD SHS      78463V107     $256         2,000            PUT  SHARED       NONE        2,000
SPDR GOLD TRUST                   GOLD SHS      78463V107     $256         2,000            PUT  SHARED       NONE        2,000
SPDR BARCLAYS CAPITAL HIGH        BRCLYS YD ETF 78464A417     $400        10,000            PUT  SHARED       NONE       10,000
PPG INDUSTRIES INC                COM           693506107     $437         6,000            PUT  SHARED       NONE        6,000
POWERSHARES QQQ NASDAQ 100        UNIT SER 1    73935A104     $491        10,000            PUT  SHARED       NONE       10,000
POWERSHARES QQQ NASDAQ 100        UNIT SER 1    73935A104     $442         9,000            PUT  SHARED       NONE        9,000
POWERSHARES QQQ NASDAQ 100        UNIT SER 1    73935A104     $442         9,000            PUT  SHARED       NONE        9,000
STANDARD MICROSYSTEMS CORP        COM           853626109     $228        10,000            PUT  SHARED       NONE       10,000
SPDR S&P 500 ETF TRUST            TR UNIT       78462F103     $422         3,700            PUT  SHARED       NONE        3,700
SPDR S&P 500 ETF TRUST            TR UNIT       78462F103     $457         4,000            PUT  SHARED       NONE        4,000
SPDR S&P 500 ETF TRUST            TR UNIT       78462F103     $1,027       9,000            PUT  SHARED       NONE        9,000
THOR INDUSTRIES INC               TR UNIT       885160101     $334        10,000            PUT  SHARED       NONE       10,000
VOLTERRA SEMICONDUCTOR CORP       COM           928708106     $215        10,000            PUT  SHARED       NONE       10,000
VISTAPRINT NV                     SHS           N93540107     $387        10,000            PUT  SHARED       NONE       10,000
SPDR S&P RETAIL ETF               S&P RETL ETF  78464A714     $335         8,000            PUT  SHARED       NONE        8,000
ISHARES DJ US TRANSPORT AVG       TRNSP AVE IDX 464287192     $180         2,200            PUT  SHARED       NONE        2,200
ISHARES DJ US TRANSPORT AVG       TRNSP AVE IDX 464287192     $204         2,500            PUT  SHARED       NONE        2,500
ISHARES RUSSELL 2000              RUSSELL 2000  464287655     $338         5,000            PUT  SHARED       NONE        5,000
RAYTHEON COMPANY                  COM NEW       755111507     $201         4,400            CALL SHARED       NONE        4,400
RAYTHEON COMPANY                  COM NEW       755111507     $201         4,400            CALL SHARED       NONE        4,400

						              $29,883

